CURRENT AND DEFERRED INCOME TAX - Tax Operating Losses (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax operating losses	$ 72,734
Argentina
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax operating losses	17,324
Mexico
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax operating losses	41,601
Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax operating losses	71
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax operating losses	4,256
U.S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax operating losses	$ 9,482